Average Annual Total Returns	12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	15.60%	4.86%		6.06%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.41%	3.07%		4.43%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.38%	3.13%		4.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	16.47%	4.54%		5.49%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	18.64%	5.65%	5.00%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	18.68%	5.66%		6.62%

[1]	Inception date is June 22, 2018.